Shareholders' equity (Schedule Of Changes In The Amount Of Accumulated Other Comprehensive Loss) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012	Mar. 15, 2013
Changes In The Amount Of Accumulated Other Comprehensive Loss [Roll Forward]
Beginning Balance	€ (88,122)		€ (28,942)
Reclassification of deferred accumulative translation result to income following the sale of the 12% share of ASMPT	0		23,053		0
Deconsolidation ASMPT			1,597
Proportionate share in other comprehensive income investments and associates	(2,179)		480
Foreign currency translation effect on translation of foreign operations	143,270		(84,086)
Actuarial loss	(24)		(224)		(3,716)
Ending Balance	52,945		(88,122)		(28,942)
Foreign Currency Translation Effects [Member]
Changes In The Amount Of Accumulated Other Comprehensive Loss [Roll Forward]
Beginning Balance	(88,357)	[1]	(27,324)	[1]
Reclassification of deferred accumulative translation result to income following the sale of the 12% share of ASMPT			23,053	[1]
Deconsolidation ASMPT			0	[1]
Proportionate share in other comprehensive income investments and associates	0	[1]	0	[1]
Foreign currency translation effect on translation of foreign operations	143,270	[1]	(84,086)	[1]
Actuarial loss	0	[1]	0	[1]
Ending Balance	54,913	[1]	(88,357)	[1]
Unrecognized Pension Obligations Net Of Tax [Member]
Changes In The Amount Of Accumulated Other Comprehensive Loss [Roll Forward]
Beginning Balance	235	[1]	(1,618)	[1]
Reclassification of deferred accumulative translation result to income following the sale of the 12% share of ASMPT			0	[1]
Deconsolidation ASMPT			1,597	[1]
Proportionate share in other comprehensive income investments and associates	(2,179)	[1]	480
Foreign currency translation effect on translation of foreign operations	0	[1]	0	[1]
Actuarial loss	(24)	[1]	(224)	[1]
Ending Balance	€ (1,968)	[1]	€ 235	[1]
Asm Pacific Technology Ltd [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Percentage of stake sold						11.88%

[1]	Other comprehensive income (loss) items may be subsequently reclassified to profit or loss.